Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—99.2%
AUSTRALIA—0.8%
Materials—0.8%
BHP Group Ltd., ADR	118,700	$ 8,326,805
BRAZIL—2.0%
Industrials—1.2%
CCR SA	5,026,238	11,644,024
Materials—0.8%
Vale SA, ADR	444,300	8,299,524
Total Brazil		19,943,548
CANADA—2.5%
Energy—1.4%
Enbridge, Inc.(a)	354,300	14,515,671
Materials—1.1%
Barrick Gold Corp.(a)	573,800	11,217,790
Total Canada		25,733,461
CHINA—3.3%
Communication Services—1.1%
Meituan, Class B(b)(c)	22,020	492,276
Tencent Holdings Ltd.	220,200	10,730,106
		11,222,382
Financials—1.3%
Ping An Insurance Group Co. of China Ltd., H Shares	1,652,900	12,839,234
Real Estate—0.9%
China Vanke Co. Ltd., H Shares	4,490,800	9,078,151
Total China		33,139,767
DENMARK—1.0%
Financials—1.0%
Tryg A/S	428,800	9,840,143
FINLAND—1.9%
Financials—1.2%
Nordea Bank Abp	993,200	11,610,889
Information Technology—0.7%
Nokia OYJ	1,531,806	7,263,083
Total Finland		18,873,972
FRANCE—6.8%
Consumer Discretionary—1.2%
LVMH Moet Hennessy Louis Vuitton SE	13,550	11,828,820
Consumer Staples—1.1%
Danone SA	203,300	11,148,820
Energy—1.5%
TotalEnergies SE, ADR(a)	240,300	14,908,212
Health Care—1.1%
Sanofi	115,993	11,358,548
Industrials—1.0%
Alstom SA	345,498	10,273,440
Information Technology—0.9%
Teleperformance	34,100	9,479,350
Total France		68,997,190
GERMANY—4.0%
Financials—1.3%
Deutsche Boerse AG	72,900	13,044,892
Shares		Value

Materials—1.2%
Linde PLC	35,700	$ 11,810,259
Utilities—1.5%
RWE AG	343,400	15,287,781
Total Germany		40,142,932
HONG KONG—0.7%
Financials—0.7%
Hong Kong Exchanges & Clearing Ltd.	169,200	7,610,206
ITALY—1.4%
Utilities—1.4%
Enel SpA	2,383,400	14,033,746
JAPAN—2.1%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	1,722,400	12,616,374
Real Estate—0.9%
GLP J-REIT	7,600	8,599,861
Total Japan		21,216,235
NETHERLANDS—3.8%
Consumer Staples—1.3%
Heineken NV	131,900	13,181,941
Information Technology—2.5%
ASML Holding NV	16,800	11,115,680
BE Semiconductor Industries NV	193,800	13,861,807
		24,977,487
Total Netherlands		38,159,428
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	1,012,930	10,603,969
SINGAPORE—1.4%
Financials—1.4%
Oversea-Chinese Banking Corp. Ltd.	1,426,971	14,098,970
SOUTH KOREA—1.3%
Materials—1.3%
LG Chem Ltd.	23,200	13,094,149
SPAIN—2.4%
Communication Services—0.9%
Cellnex Telecom SA(b)(c)	241,800	9,475,655
Industrials—1.5%
Ferrovial SA	495,414	14,618,801
Total Spain		24,094,456
SWEDEN—0.5%
Industrials—0.5%
Atlas Copco AB, A Shares	404,400	4,798,635
SWITZERLAND—2.5%
Financials—1.4%
Zurich Insurance Group AG	28,200	13,945,704
Health Care—1.1%
Roche Holding AG	38,000	11,862,474
Total Switzerland		25,808,178
TAIWAN—1.3%
Information Technology—1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	752,000	13,270,380

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM—4.1%
Communication Services—0.9%
Vodafone Group PLC, ADR	777,900	$ 9,008,082
Consumer Discretionary—1.0%
Taylor Wimpey PLC	6,651,800	9,651,236
Health Care—1.2%
AstraZeneca PLC, ADR	192,300	12,570,651
Industrials—1.0%
Melrose Industries PLC	5,807,310	10,239,258
Total United Kingdom		41,469,227
UNITED STATES—54.4%
Communication Services—1.6%
Alphabet, Inc., Class C(a)(c)	159,000	15,879,330
Consumer Discretionary—7.6%
Aptiv PLC(a)(c)	91,100	10,302,499
Genuine Parts Co.	82,400	13,828,368
Las Vegas Sands Corp.(c)	138,600	8,177,400
Lowe's Cos., Inc.(a)	68,000	14,161,000
Target Corp.(a)	85,500	14,717,970
TJX Cos., Inc. (The)(a)	186,900	15,299,634
		76,486,871
Consumer Staples—5.2%
Coca-Cola Co. (The)	239,400	14,680,008
Kraft Heinz Co. (The)(a)	278,300	11,279,499
Mondelez International, Inc., Class A(a)	227,500	14,887,600
Nestle SA	100,300	12,237,507
		53,084,614
Energy—2.2%
New Fortress Energy, Inc.	229,300	8,894,547
Williams Cos., Inc. (The)	418,700	13,498,888
		22,393,435
Financials—6.7%
Bank of America Corp.(a)	306,700	10,881,716
Blackstone, Inc., Class A	110,000	10,555,600
Goldman Sachs Group, Inc. (The)	34,800	12,730,188
Huntington Bancshares, Inc.(a)	766,300	11,624,771
Intercontinental Exchange, Inc.	104,000	11,185,200
JPMorgan Chase & Co.	77,300	10,818,908
		67,796,383
Health Care—8.2%
AbbVie, Inc.	100,700	14,878,425
Baxter International, Inc.	157,300	7,187,037
Bristol-Myers Squibb Co.(a)	162,900	11,834,685
CVS Health Corp.	110,100	9,713,022
Eli Lilly & Co.	27,100	9,326,465
Medtronic PLC(a)	118,900	9,950,741
Merck & Co., Inc.	89,100	9,570,231
UnitedHealth Group, Inc.(a)	21,900	10,932,261
		83,392,867
Industrials—4.1%
FedEx Corp.(a)	54,600	10,584,756
Norfolk Southern Corp.(a)	39,400	9,684,914
Shares		Value

Schneider Electric SE	80,800	$ 13,107,016
Stanley Black & Decker, Inc.	87,400	7,805,694
		41,182,380
Information Technology—11.7%
Amdocs Ltd.	142,100	13,063,253
Analog Devices, Inc.	68,600	11,762,842
Apple, Inc.(a)	213,600	30,820,344
Broadcom, Inc.(a)	24,500	14,332,745
Cisco Systems, Inc.(a)	245,300	11,938,751
Fidelity National Information Services, Inc.	148,900	11,173,456
Microsoft Corp.(a)	100,300	24,855,343
		117,946,734
Materials—1.0%
Air Products & Chemicals, Inc.	30,700	9,839,657
Real Estate—2.1%
American Tower Corp., REIT	46,400	10,365,296
Gaming and Leisure Properties, Inc., REIT	206,800	11,076,208
		21,441,504
Utilities—4.0%
Clearway Energy, Inc., Class C(a)	300,000	10,137,000
CMS Energy Corp.(a)	156,000	9,857,640
FirstEnergy Corp.(a)	238,000	9,746,100
NextEra Energy, Inc.(a)	146,000	10,895,980
		40,636,720
Total United States		550,080,495
Total Common Stocks		1,003,335,892
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	288,800	12,959,632
Total Preferred Stocks		12,959,632
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(d)	6,062,282	6,062,282
Total Short-Term Investment		6,062,282
Total Investments (Cost $819,576,660)—101.1%		1,022,357,806
Liabilities in Excess of Other Assets—(1.1%)		(11,454,410)
Net Assets—100.0%		$1,010,903,396

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Total Dynamic Dividend Fund

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/19/2023	Royal Bank of Canada	USD	79,903,467	EUR	73,500,000	$80,283,858	$(380,391)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4